Capital Stock (Changes In Warrants) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Capital Stock [Abstract]
Outstanding at December 31	2,449,893	1,946,968
Granted	3,012,070	502,925
Exercised	(391,920)
Expired/canceled	(412,547)
Outstanding at December 31	4,657,496	2,449,893